Investments Investments - Debt Service and Fixed Charge Coverage Ratios (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Commercial mortgage loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	$ 163.6	$ 156.6
Delinquent amount of loans at end of period	65.8	48.4
Commercial mortgage loans | Nonperforming loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	0.7
Commercial mortgage loans | Less than 50 Percent
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	14.9	0.0
Commercial mortgage loans | 50 to 60 Percent
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	39.3	80.5
Commercial mortgage loans | 61 to 70 Percent
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	99.5	35.5
Commercial mortgage loans | 71 to 80 Percent
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	9.9	40.6
Middle market loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	112.1	111.7
Middle market loans | Less than 50 Percent
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	59.8	90.6
Middle market loans | 50 to 60 Percent
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	11.0	21.1
Middle market loans | 61 to 70 Percent
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	6.4	0.0
Middle market loans | 80 to 100 Percent
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	17.2	0.0
Greater than 1.20x | Commercial mortgage loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	82.2	94.6
Greater than 1.20x | Middle market loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	73.6	68.4
1.00 - 1.20x | Commercial mortgage loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	14.9	0.0
1.00 - 1.20x | Middle market loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	0.0	25.5
Less than 1.00x | Commercial mortgage loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	0.0	13.7
Less than 1.00x | Middle market loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	38.5	17.8
Debt Service Coverage Ratio, excluding footnote values | Commercial mortgage loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	$ 97.1	$ 108.3